Intangible assets, net	12 Months Ended
Dec. 31, 2018
Intangible assets, net
Intangible assets, net

10          Intangible assets, net

Intangible assets consist of the following:

	As of December 31,
	2017	2018
Cost:
Computer software	21,593	22,382
Less: Accumulated amortization
Computer software	(10,994)	(15,136)
Exchange differences	1	1
Intangible assets, net	10,600	7,247

Amortization expense recognized for the years ended December 31, 2016, 2017 and 2018 are summarized as follows:

	For the years ended December 31,
	2016	2017	2018
Cost of revenues	4,149	4,147	4,147
Research and development	28	3	1
Sales and marketing expenses	19	17	3
General and administrative expenses	116	54	16
	4,312	4,221	4,167

The estimated aggregate amortization expense for each of the next five years as of December 31, 2018 is:

Computer
software
2019	4,361
2020	2,498
2021	215
2022	173
2023	—
7,247